Derivative Financial Instruments	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments	Derivative Financial Instruments
Impact of Derivatives on the Consolidated Balance Sheets

The following table presents the gross notional amounts and estimated fair value of derivative instruments employed by the Company:

	December 31, 2023			December 31, 2022
	Notional Amount	Fair Value		Notional Amount	Fair Value
(Dollars in millions)		Assets	Liabilities		Assets	Liabilities
Cash flow hedges:
Interest rate contracts:
Swaps hedging commercial loans	$17,673	$—	$—	$16,650	$—	$—
Fair value hedges:
Interest rate contracts:
Swaps hedging long-term debt	14,268	—	—	16,393	—	(68)
Swaps hedging AFS securities	24,178	—	—	7,097	—	—
Total	38,446	—	—	23,490	—	(68)
Not designated as hedges:
Client-related and other risk management:
Interest rate contracts:
Swaps	154,692	637	(1,926)	155,670	579	(2,665)
Options	34,593	114	(106)	29,840	172	(192)
Forward commitments	178	—	(11)	1,495	8	(2)
Other	3,033	—	—	3,823	1	—
Equity contracts	39,561	1,164	(1,733)	33,185	644	(901)
Credit contracts:
Trading assets	100	—	—	140	—	—
Loans and leases	225	—	—	394	—	—
Risk participation agreements	7,499	—	(3)	6,824	—	(3)
Total return swaps	1,598	41	(7)	1,729	81	(2)
Foreign exchange contracts	24,480	256	(256)	19,022	364	(380)
Commodity	8,367	513	(503)	4,881	444	(447)
Total	274,326	2,725	(4,545)	257,003	2,293	(4,592)
Mortgage banking:
Interest rate contracts:
Swaps	105	—	—	115	—	—
Options(1)	400	3	—	400	1	—
Interest rate lock commitments	746	5	(10)	999	1	(17)
When issued securities, forward rate agreements and forward commitments(1)	1,438	12	(17)	1,728	24	(6)
Other	94	—	—	140	1	—
Total	2,783	20	(27)	3,382	27	(23)
MSRs:
Interest rate contracts:
Swaps	15,252	—	—	14,566	—	—
Options(1)	14,854	75	(109)	15,505	125	(48)
When issued securities, forward rate agreements and forward commitments(1)	933	8	—	884	8	(15)
Other	1,692	—	(1)	1,532	—	(3)
Total	32,731	83	(110)	32,487	133	(66)
Total derivatives not designated as hedges	309,840	2,828	(4,682)	292,872	2,453	(4,681)
Total derivatives	$365,959	2,828	(4,682)	$333,012	2,453	(4,749)
Gross amounts in the Consolidated Balance Sheets:
Amounts subject to master netting arrangements and exchange traded derivatives		(1,268)	1,268		(1,223)	1,223
Cash collateral (received) posted for amounts subject to master netting arrangements		(609)	817		(546)	555
Net amount		$951	$(2,597)		$684	$(2,971)
(1)In 2023, Truist reclassified TBA MBS options into the options line item. Prior periods were reclassified to conform to the current presentation.
The following table presents the offsetting of derivative instruments including financial instrument collateral related to legally enforceable master netting agreements and amounts held or pledged as collateral. U.S. GAAP does not permit netting of non-cash collateral balances in the Consolidated Balance Sheets:

December 31, 2023 (Dollars in millions)	Gross Amount	Amount Offset	Net Amount in Consolidated Balance Sheets	Held/Pledged Financial Instruments	Net Amount
Derivative assets:
Derivatives subject to master netting arrangement or similar arrangement	$1,775	$(1,392)	$383	$—	$383
Derivatives not subject to master netting arrangement or similar arrangement	97	—	97	—	97
Exchange traded derivatives	956	(485)	471	—	471
Total derivative assets	$2,828	$(1,877)	$951	$—	$951
Derivative liabilities:
Derivatives subject to master netting arrangement or similar arrangement	$(3,627)	$1,600	$(2,027)	$151	$(1,876)
Derivatives not subject to master netting arrangement or similar arrangement	(568)	—	(568)	—	(568)
Exchange traded derivatives	(487)	485	(2)	—	(2)
Total derivative liabilities	$(4,682)	$2,085	$(2,597)	$151	$(2,446)

December 31, 2022 (Dollars in millions)	Gross Amount	Amount Offset	Net Amount in Consolidated Balance Sheets	Held/Pledged Financial Instruments	Net Amount
Derivative assets:
Derivatives subject to master netting arrangement or similar arrangement	$1,895	$(1,408)	$487	$—	$487
Derivatives not subject to master netting arrangement or similar arrangement	86	—	86	—	86
Exchange traded derivatives	472	(361)	111	—	111
Total derivative assets	$2,453	$(1,769)	$684	$—	$684
Derivative liabilities:
Derivatives subject to master netting arrangement or similar arrangement	$(3,688)	$1,417	$(2,271)	$43	$(2,228)
Derivatives not subject to master netting arrangement or similar arrangement	(697)	—	(697)	—	(697)
Exchange traded derivatives	(364)	361	(3)	—	(3)
Total derivative liabilities	$(4,749)	$1,778	$(2,971)	$43	$(2,928)

The following table presents the carrying value of hedged items in fair value hedging relationships:

	December 31, 2023			December 31, 2022
		Hedge Basis Adjustment			Hedge Basis Adjustment
(Dollars in millions)	Hedged Asset / Liability Basis	Items Currently Designated	Discontinued Hedges	Hedged Asset / Liability Basis	Items Currently Designated	Discontinued Hedges
AFS securities(1)	$51,782	$6	$(5)	$38,773	$(630)	$(4)
Loans and leases	322	—	7	353	—	10
Long-term debt	27,572	(237)	(475)	25,378	(780)	218
(1)The amortized cost of AFS securities was $62.2 billion at December 31, 2023 and $46.2 billion at December 31, 2022. Further, as of December 31, 2023, closed portfolios of securities hedged under the portfolio layer method have an amortized cost of $58.7 billion, of which $24.2 billion was designated as hedged. The remaining amount of amortized cost is from securities with terminated hedges where the basis adjustment is being amortized into earnings using the effective interest method over the contractual life of the security.
Impact of Derivatives on the Consolidated Statements of Income and Comprehensive Income

Derivatives Designated as Hedging Instruments under GAAP

No portion of the change in fair value of derivatives designated as hedges has been excluded from effectiveness testing.

The following table summarizes amounts related to cash flow hedges, which consist of interest rate contracts:

	Year Ended December 31,
(Dollars in millions)	2023	2022	2021
Pre-tax gain (loss) recognized in OCI:
Commercial loans	$(340)	$(102)	$—
Pre-tax gain (loss) reclassified from AOCI into interest expense or interest income:
Deposits	$—	$—	$(2)
Short-term borrowings	—	—	(12)
Long-term debt	—	(12)	(22)
Commercial Loans	(49)	—	—
Total	$(49)	$(12)	$(36)
Pre-tax gain (loss) reclassified from AOCI into other expense:(1)
Deposits	$—	$—	$(12)
Short-term borrowings	—	—	(20)
Long-term debt	—	—	(4)
Total	$—	$—	$(36)
(1)Represents the accelerated amortization of amounts reclassified from AOCI, where management determined that the forecasted transaction is probable of not occurring.

The following table summarizes the impact on net interest income related to fair value hedges:

	Year Ended December 31,
(Dollars in millions)	2023	2022	2021
Investment securities:
Amounts related to interest settlements	$427	$102	$(48)
Recognized on derivatives	(651)	598	571
Recognized on hedged items	694	(541)	(568)
Net income (expense) recognized(1)	470	159	(45)
Loans and leases:
Recognized on hedged items	(3)	(3)	(5)
Long-term debt:
Amounts related to interest settlements	(192)	(64)	18
Recognized on derivatives	(136)	(840)	(136)
Recognized on hedged items	149	1,014	435
Net income (expense) recognized	(179)	110	317
Net income (expense) recognized, total	$288	$266	$267
(1)Includes $44 million of income recognized for the year ended December 31, 2023, respectively, and $53 million for the year ended December 31, 2022, respectively, from securities with terminated hedges that were reclassified to HTM. The income recognized was offset by the amortization of the fair value mark.
The following table presents information about the Company’s cash flow and fair value hedges:

(Dollars in millions)	Dec 31, 2023	Dec 31, 2022
Cash flow hedges:
Net unrecognized after-tax gain (loss) on active hedges recorded in AOCI	$(106)	$(118)
Net unrecognized after-tax gain (loss) on terminated hedges recorded in AOCI (to be recognized in earnings through 2029)	(194)	40
Estimated portion of net after-tax gain (loss) on active and terminated hedges to be reclassified from AOCI into earnings during the next 12 months	(203)	(31)
Maximum time period over which Truist is hedging a portion of the variability in future cash flows for forecasted transactions excluding those transactions relating to the payment of variable interest on existing instruments
	5 years	6 years
Fair value hedges:
Unrecognized pre-tax net gain (loss) on terminated hedges(1)	$(64)	$669
Portion of pre-tax net gain (loss) on terminated hedges to be recognized as a change in interest during the next 12 months	(60)	163
(1)Includes deferred gains that are recorded in AOCI as a result of the reclassification to HTM of previously hedged securities of $413 million at December 31, 2023 and $457 million at December 31, 2022.

Derivatives Not Designated as Hedging Instruments under GAAP

The Company also enters into derivatives that are not designated as accounting hedges under GAAP to economically hedge certain risks as well as in a trading capacity with its clients.

The following table presents pre-tax gain (loss) recognized in income for derivative instruments not designated as hedges:

		Year Ended December 31,
(Dollars in millions)	Income Statement Location	2023	2022	2021
Client-related and other risk management:
Interest rate contracts	Investment banking and trading income and other income	$104	$197	$193
Foreign exchange contracts	Investment banking and trading income and other income	7	236	133
Equity contracts	Investment banking and trading income and other income	(29)	5	(21)
Credit contracts	Investment banking and trading income and other income	(112)	53	(83)
Commodity contracts	Investment banking and trading income	21	11	7
Mortgage banking:
Interest rate contracts – residential	Mortgage banking income	37	596	(21)
Interest rate contracts – commercial	Mortgage banking income	(1)	(1)	(2)
MSRs:
Interest rate contracts – residential	Mortgage banking income	(137)	(792)	(105)
Interest rate contracts – commercial	Mortgage banking income	(3)	(22)	(8)
Total		$(113)	$283	$93
Credit Derivative Instruments

As part of the Company’s corporate and investment banking business, the Company enters into contracts that are, in form or substance, written guarantees; specifically, risk participations, TRS, and credit default swaps. The Company accounts for these contracts as derivatives.

Truist has entered into risk participation agreements to share the credit exposure with other financial institutions on client-related interest rate derivative contracts. Under these agreements, the Company has guaranteed payment to a dealer counterparty in the event the counterparty experiences a loss on the derivative due to a failure to pay by the counterparty’s client. The Company manages its payment risk on its risk participations by monitoring the creditworthiness of the underlying client through the normal credit review process that the Company would have performed had it entered into a derivative directly with the obligors. At December 31, 2023, the remaining terms on these risk participations ranged from less than one year to 14 years. The potential future exposure represents the Company’s maximum estimated exposure to written risk participations, as measured by projecting a maximum value of the guaranteed derivative instruments based on scenario simulations and assuming 100% default by all obligors on the maximum value.

The Company has also entered into TRS contracts on loans and bonds. To mitigate its credit risk, the Company typically receives initial margin from the counterparty upon entering into the TRS and variation margin if the fair value of the underlying reference assets deteriorates. For additional information on the Company’s TRS contracts, see “Note 17. Commitments and Contingencies.”

The Company enters into credit default swaps to hedge credit risk associated with certain loans and leases. The Company accounts for these contracts as derivatives, and accordingly, recognizes these contracts at fair value.

The following table presents additional information related to interest rate derivative risk participation agreements and total return swaps:

(Dollars in millions)	Dec 31, 2023	Dec 31, 2022
Risk participation agreements:
Maximum potential amount of exposure	$520	$575
Total return swaps:
Cash collateral held	437	453

The following table summarizes collateral positions with counterparties:

(Dollars in millions)	Dec 31, 2023	Dec 31, 2022
Dealer and other counterparties:
Cash and other collateral received from counterparties	$609	$542
Derivatives in a net gain position secured by collateral received	735	618
Unsecured positions in a net gain with counterparties after collateral postings	126	76
Cash collateral posted to counterparties	960	590
Derivatives in a net loss position secured by collateral	1,052	692
Central counterparties clearing:
Cash collateral, including initial margin, received from central clearing parties	—	4
Cash collateral, including initial margin, posted to central clearing parties	14	45
Derivatives in a net loss position	8	13
Derivatives in a net gain position	2	12
Securities pledged to central counterparties clearing	1,249	639